Commitments and Contingencies, textuals (Details) $ in Billions	12 Months Ended
Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Insurance Maximum Amount	$ 1
Policy year closing period	3 years